Leases - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2023	Jan. 01, 2023	Jan. 01, 2020	Mar. 01, 2019
Lessee, Lease, Description [Line Items]
Finance lease weighted average discount rate percentage		5.68%
Lessee operating lease term					2 years
Related Party [Member] | Quingdao [Member] | Building Leases [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term	5 years				5 years
Related Party [Member] | Shenzen [Member] | Building Leases [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term					7 years	7 years
Nonrelated Party [Member] | Quingdao [Member] | Building Leases [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term					2 years
Nonrelated Party [Member] | Shenzen [Member] | Building Leases [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term				2 years
Nonrelated Party [Member] | Shenzen [Member] | Building Purchase Agreement [Member]
Lessee, Lease, Description [Line Items]
Lessee operating lease term							50 years
Qingdao [Member] | Related Party [Member]
Lessee, Lease, Description [Line Items]
Lessor operating lease term			10 years
Operating lease lease income lease payments	$ 138,727	$ 157,786	$ 152,350